UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22760

Exact name of registrant as specified in charter:	Oppenheimer Global Multi-Alternatives Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22760
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Global Multi-Alternatives Fund

================== Oppenheimer Global Multi-Alternatives Fund ==================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 07, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver 'Rick' G.         For       For          Management
      Richard, III
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 21, 2016   Meeting Type: Annual
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Walter R. Arnheim        For       For          Management
1.2   Elect Director Patrick C. Eilers        None      None         Management
      (Withdrawn)
2     Amend Restricted Stock Plan             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 05, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       For          Management

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NUSTAR ENERGY LP

Ticker:       NS             Security ID:  67058H102
Meeting Date: JAN 28, 2016   Meeting Type: Special
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management

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NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102
Meeting Date: APR 27, 2016   Meeting Type: Annual
Record Date:  MAR 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William E. Greehey       For       For          Management
1.2   Elect Director Jelynne LeBlanc-Burley   For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management

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SUNOCO LOGISTICS PARTNERS L.P.

Ticker:       SXL            Security ID:  86764L108
Meeting Date: DEC 01, 2015   Meeting Type: Special
Record Date:  OCT 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       Against      Management
2     Adjourn Meeting                         For       Against      Management

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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Adjourn Meeting                         For       For          Management

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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 17, 2016   Meeting Type: Annual
Record Date:  MAR 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Rene R. Joyce            For       For          Management
1.2   Elect Director Waters S. Davis, IV      For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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TARGA RESOURCES PARTNERS LP

Ticker:       NGLS           Security ID:  87611X105
Meeting Date: FEB 12, 2016   Meeting Type: Special
Record Date:  JAN 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

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THE WILLIAMS COMPANIES, INC.

Ticker:       WMB            Security ID:  969457100
Meeting Date: JUN 27, 2016   Meeting Type: Special
Record Date:  MAY 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       Against      Management
2     Advisory Vote on Golden Parachutes      For       Against      Management
3     Adjourn Meeting                         For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Global Multi-Alternatives Fund

Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact